Pledged assets (Tables)	12 Months Ended
Dec. 31, 2024
Pledged assets
Schedule of pledged assets

		December 31,	December 31,
Pledged assets	Pledged to secure	2023	2024

		(in thousands)
Restricted cash and time deposit (1)	Short-term secured borrowings	$453,000	503,700
Restricted time deposits (1)	For customs duties	32	31
Land (2)	Long-term unsecured borrowings	27,500	27,500
Building and improvements (2)	Long-term unsecured borrowings	35,852	32,464
		$516,384	563,695

Note (1): The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.

Note (2): Guarantee and collateral for long-term unsecured borrowings.